Shareholder Fees {- Fidelity Flex Freedom Blend Income Fund}	Jul. 13, 2021 USD ($)
03.31 Fidelity Flex Freedom Blend Funds Combo PRO-11 | Fidelity Flex Freedom Blend Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none